EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8349	$1,016,526,321	100%	8349	$995,969,804	5960.10%	0	$0	0.00%	0	$0	0.00%	8349	$995,969,804	5960.10%	0	$0	0.00%	0	$0	0.00%
TOTAL			8349	$1,016,526,321	100%	8349	$995,969,804	5960.10%	0	$0	0.00%	0	$0	0.00%	8349	$995,969,804	5960.10%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6183	$741,710,531	100%	6183	$725,437,458	4305.73%	0	$0	0.00%	0	$0	0.00%	6183	$725,437,458	4305.73%	0	$0	0.00%	0	$0	0.00%
TOTAL			6183	$741,710,531	100%	6183	$725,437,458	4305.73%	0	$0	0.00%	0	$0	0.00%	6183	$725,437,458	4305.73%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	11419	$1,596,487,794	100%	11419	$1,560,186,918	4315.09%	0	$0	0.00%	0	$0	0.00%	11419	$1,560,186,918	4315.09%	0	$0	0.00%	0	$0	0.00%
TOTAL			11419	$1,596,487,794	100%	11419	$1,560,186,918	4315.09%	0	$0	0.00%	0	$0	0.00%	11419	$1,560,186,918	4315.09%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	7097	$1,023,677,633	100%	7097	$999,456,108	4399.71%	0	$0	0.00%	0	$0	0.00%	7097	$999,456,108	4399.71%	0	$0	0.00%	0	$0	0.00%
TOTAL			7097	$1,023,677,633	100%	7097	$999,456,108	4399.71%	0	$0	0.00%	0	$0	0.00%	7097	$999,456,108	4399.71%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,982,551,438	4152.61%	0	$0	0.00%	0	$0	0.00%	14231	$1,982,551,438	4152.61%	0	$0	0.00%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100%	14231	$1,982,551,438	4152.61%	0	$0	0.00%	0	$0	0.00%	14231	$1,982,551,438	4152.61%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10169	$1,617,564,857	100%	10169	$1,579,230,927	4377.68%	0	$0	0.00%	0	$0	0.00%	10169	$1,579,230,927	4377.68%	0	$0	0.00%	0	$0	0.00%
TOTAL			10169	$1,617,564,857	100%	10169	$1,579,230,927	4377.68%	0	$0	0.00%	0	$0	0.00%	10169	$1,579,230,927	4377.68%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$992,690,722	4025.04%	0	$0	0.00%	0	$0	0.00%	6742	$992,690,722	4025.04%	0	$0	0.00%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100%	6742	$992,690,722	4025.04%	0	$0	0.00%	0	$0	0.00%	6742	$992,690,722	4025.04%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6331	$1,007,550,998	100%	6331	$975,354,620	3201.19%	0	$0	0.00%	0	$0	0.00%	6331	$975,354,620	3201.19%	0	$0	0.00%	0	$0	0.00%
TOTAL			6331	$1,007,550,998	100%	6331	$975,354,620	3201.19%	0	$0	0.00%	0	$0	0.00%	6331	$975,354,620	3201.19%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,937,697,473	3733.43%	0	$0	0.00%	0	$0	0.00%	12382	$1,937,697,473	3733.43%	0	$0	0.00%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100%	12382	$1,937,697,473	3733.43%	0	$0	0.00%	0	$0	0.00%	12382	$1,937,697,473	3733.43%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$896,548,964	3235.84%	0	$0	0.00%	0	$0	0.00%	5041	$896,548,964	3235.84%	0	$0	0.00%	0	$0	0.00%
TOTAL			5041	$927,853,522	100%	5041	$896,548,964	3235.84%	0	$0	0.00%	0	$0	0.00%	5041	$896,548,964	3235.84%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$874,255,485	3224.90%	0	$0	0.00%	0	$0	0.00%	4188	$874,255,485	3224.90%	0	$0	0.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100%	4188	$874,255,485	3224.90%	0	$0	0.00%	0	$0	0.00%	4188	$874,255,485	3224.90%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,118,506,261	2432.88%	0	$0	0.00%	0	$0	0.00%	11757	$2,118,506,261	2432.88%	0	$0	0.00%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100%	11757	$2,118,506,261	2432.88%	0	$0	0.00%	0	$0	0.00%	11757	$2,118,506,261	2432.88%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,311,088,114	2182.50%	0	$0	0.00%	0	$0	0.00%	23364	$4,311,088,114	2182.50%	0	$0	0.00%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100%	23364	$4,311,088,114	2182.50%	0	$0	0.00%	0	$0	0.00%	23364	$4,311,088,114	2182.50%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,461,457,906	1759.79%	0	$0	0.00%	0	$0	0.00%	8194	$1,461,457,906	1759.79%	0	$0	0.00%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100%	8194	$1,461,457,906	1759.79%	0	$0	0.00%	0	$0	0.00%	8194	$1,461,457,906	1759.79%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,918,803,863	1794.82%	0	$0	0.00%	0	$0	0.00%	9976	$1,918,803,863	1794.82%	0	$0	0.00%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100%	9976	$1,918,803,863	1794.82%	0	$0	0.00%	0	$0	0.00%	9976	$1,918,803,863	1794.82%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,640,568,793	1878.86%	0	$0	0.00%	0	$0	0.00%	13221	$2,640,568,793	1878.86%	0	$0	0.00%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100%	13221	$2,640,568,793	1878.86%	0	$0	0.00%	0	$0	0.00%	13221	$2,640,568,793	1878.86%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$980,947,536	1800.23%	0	$0	0.00%	0	$0	0.00%	5052	$980,947,536	1800.23%	0	$0	0.00%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100%	5052	$980,947,536	1800.23%	0	$0	0.00%	0	$0	0.00%	5052	$980,947,536	1800.23%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,074,815,147	1872.25%	0	$0	0.00%	0	$0	0.00%	5638	$1,074,815,147	1872.25%	0	$0	0.00%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100%	5638	$1,074,815,147	1872.25%	0	$0	0.00%	0	$0	0.00%	5638	$1,074,815,147	1872.25%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,416,948,389	1583.41%	0	$0	0.00%	0	$0	0.00%	17236	$3,416,948,389	1583.41%	0	$0	0.00%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100%	17236	$3,416,948,389	1583.41%	0	$0	0.00%	0	$0	0.00%	17236	$3,416,948,389	1583.41%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,440,633,913	1542.23%	0	$0	0.00%	0	$0	0.00%	12935	$2,440,633,913	1542.23%	0	$0	0.00%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100%	12935	$2,440,633,913	1542.23%	0	$0	0.00%	0	$0	0.00%	12935	$2,440,633,913	1542.23%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,490,164,259	1174.34%	0	$0	0.00%	0	$0	0.00%	5937	$1,490,164,259	1174.34%	0	$0	0.00%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100%	5937	$1,490,164,259	1174.34%	0	$0	0.00%	0	$0	0.00%	5937	$1,490,164,259	1174.34%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,903,980,384	1437.02%	0	$0	0.00%	0	$0	0.00%	16094	$2,903,980,384	1437.02%	0	$0	0.00%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100%	16094	$2,903,980,384	1437.02%	0	$0	0.00%	0	$0	0.00%	16094	$2,903,980,384	1437.02%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,682,248,501	1120.95%	0	$0	0.00%	0	$0	0.00%	14075	$2,682,248,501	1120.95%	0	$0	0.00%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100%	14075	$2,682,248,501	1120.95%	0	$0	0.00%	0	$0	0.00%	14075	$2,682,248,501	1120.95%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,128,138,338	973.16%	0	$0	0.00%	0	$0	0.00%	9604	$2,128,138,338	973.16%	0	$0	0.00%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100%	9604	$2,128,138,338	973.16%	0	$0	0.00%	0	$0	0.00%	9604	$2,128,138,338	973.16%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,425,311,343	761.02%	0	$0	0.00%	0	$0	0.00%	11375	$2,425,311,343	761.02%	0	$0	0.00%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100%	11375	$2,425,311,343	761.02%	0	$0	0.00%	0	$0	0.00%	11375	$2,425,311,343	761.02%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$979,181,012	441.13%	0	$0	0.00%	0	$0	0.00%	4841	$979,181,012	441.13%	0	$0	0.00%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100%	4841	$979,181,012	441.13%	0	$0	0.00%	0	$0	0.00%	4841	$979,181,012	441.13%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,443,572,651	420.08%	0	$0	0.00%	0	$0	0.00%	6608	$1,443,572,651	420.08%	0	$0	0.00%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100%	6608	$1,443,572,651	420.08%	0	$0	0.00%	0	$0	0.00%	6608	$1,443,572,651	420.08%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,914,935,307	789.17%	0	$0	0.00%	0	$0	0.00%	14914	$2,914,935,307	789.17%	0	$0	0.00%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100%	14914	$2,914,935,307	789.17%	0	$0	0.00%	0	$0	0.00%	14914	$2,914,935,307	789.17%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,697,535,494	738.02%	0	$0	0.00%	0	$0	0.00%	8177	$1,697,535,494	738.02%	0	$0	0.00%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100%	8177	$1,697,535,494	738.02%	0	$0	0.00%	0	$0	0.00%	8177	$1,697,535,494	738.02%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,861,631,374	692.77%	0	$0	0.00%	0	$0	0.00%	9947	$1,861,631,374	692.77%	0	$0	0.00%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100%	9947	$1,861,631,374	692.77%	0	$0	0.00%	0	$0	0.00%	9947	$1,861,631,374	692.77%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,852,352,270	592.33%	0	$0	0.00%	0	$0	0.00%	9595	$1,852,352,270	592.33%	0	$0	0.00%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100%	9595	$1,852,352,270	592.33%	0	$0	0.00%	0	$0	0.00%	9595	$1,852,352,270	592.33%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,628,806,717	596.20%	0	$0	0.00%	0	$0	0.00%	7973	$1,628,806,717	596.20%	0	$0	0.00%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100%	7973	$1,628,806,717	596.20%	0	$0	0.00%	0	$0	0.00%	7973	$1,628,806,717	596.20%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,556,047,197	508.17%	0	$0	0.00%	0	$0	0.00%	7648	$1,556,047,197	508.17%	0	$0	0.00%	0	$0	0.00%
TOTAL			7648	$1,632,830,233	100%	7648	$1,556,047,197	508.17%	0	$0	0.00%	0	$0	0.00%	7648	$1,556,047,197	508.17%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,354,402,671	541.81%	0	$0	0.00%	0	$0	0.00%	6646	$1,354,402,671	541.81%	0	$0	0.00%	0	$0	0.00%
TOTAL			6646	$1,418,910,068	100%	6646	$1,354,402,671	541.81%	0	$0	0.00%	0	$0	0.00%	6646	$1,354,402,671	541.81%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,487,041,628	468.59%	0	$0	0.00%	0	$0	0.00%	7173	$1,487,041,628	468.59%	0	$0	0.00%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100%	7173	$1,487,041,628	468.59%	0	$0	0.00%	0	$0	0.00%	7173	$1,487,041,628	468.59%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$524,079,036	4083.82%	0	$0	0.00%	0	$0	0.00%	8568	$524,079,036	4083.82%	0	$0	0.00%	0	$0	0.00%
TOTAL			8568	$533,687,570	100%	8568	$524,079,036	4083.82%	0	$0	0.00%	0	$0	0.00%	8568	$524,079,036	4083.82%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,835,353,801	881.00%	0	$0	0.00%	0	$0	0.00%	9169	$1,835,353,801	881.00%	0	$0	0.00%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100%	9169	$1,835,353,801	881.00%	0	$0	0.00%	0	$0	0.00%	9169	$1,835,353,801	881.00%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,852,151,944	929.65%	0	$0	0.00%	0	$0	0.00%	10374	$1,852,151,944	929.65%	0	$0	0.00%	0	$0	0.00%
TOTAL			10374	$1,912,302,287	100%	10374	$1,852,151,944	929.65%	0	$0	0.00%	0	$0	0.00%	10374	$1,852,151,944	929.65%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,861,022,456	972.36%	0	$0	0.00%	0	$0	0.00%	10974	$1,861,022,456	972.36%	0	$0	0.00%	0	$0	0.00%
TOTAL			10974	$1,921,482,693	100%	10974	$1,861,022,456	972.36%	0	$0	0.00%	0	$0	0.00%	10974	$1,861,022,456	972.36%	0	$0	0.00%	0	$0	0.00%
GRAND TOTAL			379197	$70,185,164,496	100%	379197	$68,361,106,221	1129.99%	0	$0	0.00%	0	$0	0.00%	379197	$68,361,106,221	1129.99%	0	$0	0.00%	0	$0	0.00%

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(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.